Annual Total Returns - Franklin Large Cap Growth VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Large Cap Growth VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.22%)
Annual Return 2012	12.65%
Annual Return 2013	28.92%
Annual Return 2014	12.74%
Annual Return 2015	5.89%
Annual Return 2016	(1.49%)
Annual Return 2017	28.38%
Annual Return 2018	(1.24%)
Annual Return 2019	34.98%
Annual Return 2020	44.98%